CONTRACT LIABILITIES (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Recognize revenue	$ 210
Product [Member]
Fee received	210
Consulting [Member]
Recognize revenue	$ 250